UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.9%
Adient PLC	24	$1,524	*
American Axle & Manufacturing Holdings Inc.	20	408	*
Autoliv Inc.	26	3,007
BorgWarner Inc.	67	2,736
Cooper Tire & Rubber Co.	13	471
Cooper-Standard Holdings Inc.	5	526	*
Dana Inc.	40	806
Delphi Automotive PLC	86	6,025
Dorman Products Inc.	8	552	*
Fox Factory Holding Corp.	17	440	*
Gentex Corp.	72	1,504
Gentherm Inc.	9	319	*
Goodyear Tire & Rubber Co.	78	2,526
LCI Industries	6	659
Lear Corp.	18	2,558
Modine Manufacturing Co.	34	462	*
Standard Motor Products Inc.	8	399
Superior Industries International Inc.	14	323
Tenneco Inc.	14	944	*
Visteon Corp.	10	896	*

Total Auto Components		27,085

Automobiles - 1.1%
Ford Motor Co.	793	9,801
General Motors Co.	297	10,873
Harley-Davidson Inc.	41	2,339
Tesla Inc.	29	7,306	*
Thor Industries Inc.	10	1,035
Winnebago Industries Inc.	13	408

Total Automobiles		31,762

Diversified Consumer Services - 1.1%
American Public Education Inc.	19	462	*
Apollo Education Group Inc.	79	789	*
Bright Horizons Family Solutions Inc.	36	2,551	*
Capella Education Co.	8	684
Career Education Corp.	73	713	*
Carriage Services Inc.	21	545
Chegg Inc.	70	503	*
DeVry Education Group Inc.	49	1,641
Graham Holdings Co., Class B Shares	4	2,078
Grand Canyon Education Inc.	35	2,064	*
H&R Block Inc.	173	3,713
Houghton Mifflin Harcourt Co.	87	983	*
K12 Inc.	38	757	*
LifeLock Inc.	74	1,773	*
Regis Corp.	29	404	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Service Corporation International	159	$4,632
ServiceMaster Global Holdings Inc.	109	4,031	*
Sotheby’s	32	1,271	*
Strayer Education Inc.	12	972	*
Weight Watchers International Inc.	31	386	*

Total Diversified Consumer Services		30,952

Hotels, Restaurants & Leisure - 1.0%
Aramark	15	508
Brinker International Inc.	6	267
Buffalo Wild Wings Inc.	2	302	*
Carnival Corp.	26	1,440
Chipotle Mexican Grill Inc.	2	843	*
Darden Restaurants Inc.	8	586
DineEquity Inc.	4	274
Dominos Pizza Inc.	3	524
Dunkin’ Brands Group Inc.	10	519
Hilton Grand Vacations Inc.	3	88	*
Hilton Worldwide Holdings Inc.	12	691
Jack in the Box Inc.	4	432
Las Vegas Sands Corp.	27	1,420
Marriott International Inc., Class A Shares	21	1,776
McDonald’s Corp.	54	6,619
MGM Resorts International	30	864	*
Norwegian Cruise Line Holdings Ltd.	12	564	*
Panera Bread Co., Class A Shares	2	418	*
Popeyes Louisiana Kitchen Inc.	7	442	*
Royal Caribbean Cruises Ltd.	11	1,030
Starbucks Corp.	88	4,859
Texas Roadhouse Inc.	7	326
Vail Resorts Inc.	3	515
Wendy’s Co.	39	528
Wyndham Worldwide Corp.	7	553
Wynn Resorts Ltd.	5	507
Yum! Brands Inc.	25	1,638

Total Hotels, Restaurants & Leisure		28,533

Household Durables - 1.0%
CalAtlantic Group Inc.	16	558
Cavco Industries Inc.	4	393	*
D.R. Horton Inc.	72	2,154
Ethan Allen Interiors Inc.	11	320
Garmin Ltd.	24	1,159
GoPro Inc., Class A Shares	44	473	*
Harman International Industries Inc.	15	1,667
Helen of Troy Ltd.	7	653	*
iRobot Corp.	10	606	*
KB Home	25	410
La-Z-Boy Inc.	16	458
Leggett & Platt Inc.	26	1,241
Lennar Corp., Class A Shares	36	1,607

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Household Durables - (continued)
M.D.C. Holdings Inc.	13	$352
M/I Homes Inc.	15	377	*
Meritage Homes Corp.	11	404	*
Mohawk Industries Inc.	13	2,806	*
Newell Brands Inc.	92	4,354
PulteGroup Inc.	64	1,377
Taylor Morrison Home Corp., Class A Shares	25	485	*
Tempur Sealy International Inc.	13	559	*
Toll Brothers Inc.	32	1,004	*
TopBuild Corp.	13	482	*
TRI Pointe Group Inc.	31	380	*
Tupperware Brands Corp.	12	724
Universal Electronics Inc.	6	357	*
Whirlpool Corp.	15	2,623

Total Household Durables		27,983

Internet & Direct Marketing Retail - 2.2%
Amazon.com Inc.	51	41,998	*
Expedia Inc.	16	1,945
Groupon Inc.	97	335	*
Liberty Interactive Corp. QVC Group, Class A Shares	58	1,112	*
Liberty Ventures, Series A Shares	10	437	*
Netflix Inc.	55	7,739	*
PetMed Express Inc.	15	318
Priceline Group Inc.	6	9,451	*
Shutterfly Inc.	7	359	*
TripAdvisor Inc.	16	846	*
Wayfair Inc., Class A Shares	10	416	*

Total Internet & Direct Marketing Retail		64,956

Leisure Products - 1.2%
American Outdoor Brands Corp.	52	1,108	*
Brunswick Corp.	86	5,148
Callaway Golf Co.	102	1,156
Hasbro Inc.	112	9,241
Mattel Inc.	344	9,016
Nautilus Inc.	36	625	*
Polaris Industries Inc.	58	4,876
Sturm Ruger & Co. Inc.	19	1,002
Vista Outdoor Inc.	60	1,728	*

Total Leisure Products		33,900

Media - 1.0%
CBS Corp., Class B Shares, Non Voting Shares	16	1,032
Charter Communications Inc., Class A Shares	8	2,592	*
Comcast Corp., Class A Shares	95	7,165
Discovery Communications Inc., Class A Shares	18	510	*
Discovery Communications Inc., Class C Shares	20	554	*
DISH Network Corp., Class A Shares	10	592	*
Interpublic Group of Cos. Inc.	13	306

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Media - (continued)
Liberty Broadband Corp., Class C Shares	6	$512	*
Liberty Global PLC, Class A Shares	15	547	*
Liberty Global PLC, Series C Shares	25	878	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	502	*
Omnicom Group Inc.	9	771
Scripps Networks Interactive Inc., Class A Shares	8	609
Sirius XM Holdings Inc.	134	632
TEGNA Inc.	17	389
Time Warner Inc.	30	2,906
Twenty-First Century Fox Inc., Class A Shares	41	1,287
Twenty-First Century Fox Inc., Class B Shares	13	403
Viacom Inc., Class B Shares	15	632
Walt Disney Co.	61	6,750

Total Media		29,569

Multiline Retail - 2.1%
Big Lots Inc.	28	1,400
Dillard’s Inc., Class A Shares	13	734
Dollar General Corp.	162	11,959
Dollar Tree Inc.	138	10,652	*
Fred’s Inc., Class A Shares	33	481
J.C. Penney Co. Inc.	180	1,197	*
Kohl’s Corp.	112	4,461
Macy’s Inc.	186	5,494
Nordstrom Inc.	85	3,759
Ollie’s Bargain Outlet Holdings Inc.	20	611	*
Target Corp.	316	20,375

Total Multiline Retail		61,123

Specialty Retail - 2.4%
Aaron’s Inc.	21	650
Advance Auto Parts Inc.	8	1,314
AutoNation Inc.	10	531	*
AutoZone Inc.	4	2,900	*
Bed Bath & Beyond Inc.	18	726
Best Buy Co. Inc.	33	1,469
Burlington Stores Inc.	10	837	*
Cabela’s Inc.	6	335	*
CarMax Inc.	22	1,468	*
Chico’s FAS Inc.	27	364
Children’s Place Inc.	6	582
CST Brands Inc.	7	337
Dick’s Sporting Goods Inc.	9	464
DSW Inc., Class A Shares	22	466
Five Below Inc.	10	399	*
Foot Locker Inc.	16	1,097
Gap Inc.	30	691
Group 1 Automotive Inc.	7	566
Home Depot Inc.	156	21,463
L Brands Inc.	30	1,806
Lithia Motors Inc., Class A Shares	6	619

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc.	112	$8,185
Monro Muffler Brake Inc.	7	419
Murphy USA Inc.	5	319	*
O’Reilly Automotive Inc.	12	3,147	*
Office Depot Inc.	117	521
Penske Automotive Group Inc.	12	652
RH	10	270	*
Ross Stores Inc.	51	3,372
Sally Beauty Holdings Inc.	19	452	*
Signet Jewelers Ltd.	9	699
Staples Inc.	75	690
Tiffany & Co.	15	1,181
TJX Cos. Inc.	83	6,218
Tractor Supply Co.	15	1,105
Ulta Salon, Cosmetics & Fragrance Inc.	7	1,906	*
Urban Outfitters Inc.	12	318	*
Williams-Sonoma Inc.	11	530

Total Specialty Retail		69,068

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s Inc.	18	1,508
Coach Inc.	102	3,810
Columbia Sportswear Co.	11	598
Crocs Inc.	76	555	*
Deckers Outdoor Corp.	12	691	*
Fossil Group Inc.	18	460	*
G-III Apparel Group Ltd.	15	394	*
Hanesbrands Inc.	160	3,794
Iconix Brand Group Inc.	55	566	*
Kate Spade & Co.	48	888	*
Lululemon Athletica Inc.	48	3,240	*
Michael Kors Holdings Ltd.	65	2,783	*
NIKE Inc., Class B Shares	567	29,994
Oxford Industries Inc.	5	275
PVH Corp.	30	2,814
Ralph Lauren Corp.	21	1,857
Skechers USA Inc., Class A Shares	48	1,206	*
Steven Madden Ltd.	20	704	*
Under Armour Inc., Class A Shares	86	1,848	*
Under Armour Inc., Class C Shares	85	1,634	*
Unifi Inc.	14	376	*
V.F. Corp.	137	7,053
Wolverine World Wide Inc.	38	893

Total Textiles, Apparel & Luxury Goods		67,941

TOTAL CONSUMER DISCRETIONARY		472,872

CONSUMER STAPLES - 19.6%
Beverages - 4.1%
Boston Beer Co. Inc., Class A Shares	2	307	*
Brown-Forman Corp., Class B Shares	60	2,736
Coca-Cola Bottling Co. Consolidated	3	507
Coca-Cola Co.	1,191	49,510
Constellation Brands Inc., Class A Shares	52	7,788
Dr. Pepper Snapple Group Inc.	50	4,560
Molson Coors Brewing Co., Class B Shares	54	5,212
Monster Beverage Corp.	114	4,856	*
PepsiCo Inc.	416	43,172

Total Beverages		118,648

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.0%
Casey’s General Stores Inc.	7	$804
Chefs’ Warehouse Inc.	35	585	*
Costco Wholesale Corp.	87	14,264
CVS Health Corp.	212	16,708
Kroger Co.	187	6,351
PriceSmart Inc.	4	339
Rite Aid Corp.	193	1,085	*
SpartanNash Co.	16	606
Sprouts Farmers Market Inc.	28	523	*
SUPERVALU Inc.	61	239	*
Sysco Corp.	101	5,298
United Natural Foods Inc.	9	411	*
US Foods Holding Corp.	16	435	*
Wal-Mart Stores Inc.	311	20,756
Walgreens Boots Alliance Inc.	182	14,913
Whole Foods Market Inc.	61	1,843

Total Food & Staples Retailing		85,160

Food Products - 3.1%
Archer-Daniels-Midland Co.	131	5,798
B&G Foods Inc.	13	576
Blue Buffalo Pet Products Inc.	16	388	*
Bunge Ltd.	32	2,215
Cal-Maine Foods Inc.	7	292
Calavo Growers Inc.	6	332
Campbell Soup Co.	43	2,676
Conagra Brands Inc.	91	3,557
Darling Ingredients Inc.	38	456	*
Dean Foods Co.	22	437
Flowers Foods Inc.	42	845
Fresh Del Monte Produce Inc.	8	458
Freshpet Inc.	55	613	*
General Mills Inc.	137	8,560
Hain Celestial Group Inc.	23	910	*
Hershey Co.	31	3,270
Hormel Foods Corp.	66	2,396
Ingredion Inc.	16	2,051
J&J Snack Foods Corp.	3	383
J.M. Smucker Co.	26	3,532
John B. Sanfilippo & Son Inc.	6	395
Kellogg Co.	59	4,290
Kraft Heinz Co.	141	12,590
Lamb Weston Holdings Inc.	30	1,121
Lancaster Colony Corp.	4	524
McCormick & Co. Inc., Non Voting Shares	26	2,484
Mead Johnson Nutrition Co.	41	2,889
Mondelez International Inc., Class A Shares	358	15,852
Pinnacle Foods Inc.	24	1,276
Post Holdings Inc.	13	1,088	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Food Products - (continued)
Sanderson Farms Inc.	4	$364
Snyder’s-Lance Inc.	16	614
Tootsie Roll Industries Inc.	8	300
TreeHouse Foods Inc.	12	910	*
Tyson Foods Inc., Class A Shares	64	4,018
WhiteWave Foods Co.	39	2,147	*

Total Food Products		90,607

Household Products - 3.1%
Central Garden and Pet Co., Class A Shares	21	646	*
Church & Dwight Co. Inc.	60	2,713
Clorox Co.	30	3,600
Colgate-Palmolive Co.	215	13,885
Energizer Holdings Inc.	15	757
HRG Group Inc.	23	387	*
Kimberly-Clark Corp.	85	10,296
Procter & Gamble Co.	646	56,590
Spectrum Brands Holdings Inc.	6	800
WD-40 Co.	3	316

Total Household Products		89,990

Personal Products - 1.9%
Avon Products Inc.	540	3,170	*
Coty Inc., Class A Shares	592	11,366
Edgewell Personal Care Co.	71	5,598	*
Estee Lauder Cos. Inc., Class A Shares	274	22,251
Herbalife Ltd.	85	4,777	*
Inter Parfums Inc.	21	716
Medifast Inc.	15	633
Nu Skin Enterprises Inc., Class A Shares	68	3,528
Revlon Inc., Class A Shares	16	535	*
USANA Health Sciences Inc.	14	872	*

Total Personal Products		53,446

Tobacco - 4.4%
Altria Group Inc.	721	51,321
Philip Morris International Inc.	577	55,467
Reynolds American Inc.	321	19,302
Universal Corp.	8	544
Vector Group Ltd.	35	772

Total Tobacco		127,406

TOTAL CONSUMER STAPLES		565,257

ENERGY - 2.5%
Energy Equipment & Services - 1.3%
Baker Hughes Inc.	54	3,406
Core Laboratories NV	6	701
Ensco PLC, Class A Shares	52	568
Forum Energy Technologies Inc.	23	499	*
Halliburton Co.	114	6,449
Helmerich & Payne Inc.	14	996
Nabors Industries Ltd.	45	731

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
National-Oilwell Varco Inc.	56	$2,117
Oceaneering International Inc.	12	334
Oil States International Inc.	17	672	*
Patterson-UTI Energy Inc.	22	617
RPC Inc.	19	409
Schlumberger Ltd.	177	14,817
SEACOR Holdings Inc.	5	368	*
Superior Energy Services Inc.	22	389
TechnipFMC PLC	29	975	*
Transocean Ltd.	51	712	*
US Silica Holdings Inc.	10	591
Weatherford International PLC	141	735	*

Total Energy Equipment & Services		36,086

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	14	973
Apache Corp.	11	658
Cabot Oil & Gas Corp.	15	322
Cheniere Energy Inc.	8	381	*
Chevron Corp.	51	5,679
Cimarex Energy Co.	3	406
Concho Resources Inc.	4	558	*
ConocoPhillips	35	1,707
Devon Energy Corp.	12	546
Diamondback Energy Inc.	4	421	*
Energen Corp.	6	323	*
EOG Resources Inc.	16	1,625
EQT Corp.	5	303
Exxon Mobil Corp.	112	9,396
Gulfport Energy Corp.	13	272	*
Hess Corp.	8	433
Kinder Morgan Inc.	52	1,162
Marathon Oil Corp.	36	603
Marathon Petroleum Corp.	15	721
Newfield Exploration Co.	10	401	*
Noble Energy Inc.	13	517
Occidental Petroleum Corp.	22	1,491
ONEOK Inc.	6	331
Phillips 66	15	1,224
Pioneer Natural Resources Co.	4	721
Southwestern Energy Co.	30	270	*
Spectra Energy Corp.	19	791
Targa Resources Corp.	11	634
Tesoro Corp.	4	323
Valero Energy Corp.	14	921
Williams Cos. Inc.	21	606

Total Oil, Gas & Consumable Fuels		34,719

TOTAL ENERGY		70,805

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 6.4%
Banks - 0.9%
1st Source Corp.	12	$541
Bank of America Corp.	198	4,483
BB&T Corp.	15	693
Citigroup Inc.	53	2,959
Comerica Inc.	9	608
Fifth Third Bancorp	19	496
First Interstate BancSystem Inc., Class A Shares	7	288
First Republic Bank	5	472
JPMorgan Chase & Co.	65	5,501
KeyCorp	26	467
M&T Bank Corp.	3	488
Old National Bancorp	18	319
PNC Financial Services Group Inc.	9	1,084
Regions Financial Corp.	39	562
SunTrust Banks Inc.	11	625
U.S. Bancorp	36	1,895
Wells Fargo & Co.	91	5,126

Total Banks		26,607

Capital Markets - 1.1%
Affiliated Managers Group Inc.	4	609	*
Ameriprise Financial Inc.	7	786
Bank of New York Mellon Corp.	52	2,326
BlackRock Inc.	6	2,244
CBOE Holdings Inc.	8	637
Charles Schwab Corp.	55	2,268
CME Group Inc.	17	2,058
E*TRADE Financial Corp.	13	487	*
Eaton Vance Corp.	9	377
FactSet Research Systems Inc.	4	692
Federated Investors Inc., Class B Shares	11	286
Franklin Resources Inc.	25	994
Goldman Sachs Group Inc.	16	3,669
Intercontinental Exchange Inc.	30	1,751
Invesco Ltd.	14	405
MarketAxess Holdings Inc.	3	562
Moody’s Corp.	11	1,140
Morgan Stanley	68	2,889
Morningstar Inc.	4	305
MSCI Inc.	8	662
Nasdaq Inc.	10	705
Northern Trust Corp.	9	747
Raymond James Financial Inc.	6	450
S&P Global Inc.	16	1,923
SEI Investments Co.	12	582
State Street Corp.	16	1,219
T. Rowe Price Group Inc.	15	1,012
TD Ameritrade Holding Corp.	11	508

Total Capital Markets		32,293

Consumer Finance - 1.0%
Ally Financial Inc.	60	1,267
American Express Co.	119	9,089
Capital One Financial Corp.	73	6,380

Credit Acceptance Corp.	2	411	*
Discover Financial Services	64	4,434
FirstCash Inc.	12	512
LendingClub Corp.	96	592	*
Navient Corp.	58	872
OneMain Holdings Inc.	17	380	*
PRA Group Inc.	16	637	*
SLM Corp.	45	535	*
Synchrony Financial	127	4,549

Total Consumer Finance		29,658

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.0%
Berkshire Hathaway Inc., Class B Shares	159	$26,098	*
FNFV Group	24	312	*
Leucadia National Corp.	31	740
Texas Pacific Land Trust	2	635
Voya Financial Inc.	18	724

Total Diversified Financial Services		28,509

Insurance - 1.0%
AFLAC Inc.	15	1,050
Alleghany Corp.	1	612	*
Allied World Assurance Co. Holdings AG	8	425
Allstate Corp.	16	1,203
American Financial Group Inc.	4	345
American International Group Inc.	42	2,699
Aon PLC	10	1,127
Arch Capital Group Ltd.	7	618	*
Arthur J. Gallagher & Co.	7	377
Assurant Inc.	4	389
Assured Guaranty Ltd.	11	428
Axis Capital Holdings Ltd.	9	576
Brown & Brown Inc.	8	337
Chubb Ltd.	19	2,498
Cincinnati Financial Corp.	5	353
CNO Financial Group Inc.	22	416
Endurance Specialty Holdings Ltd.	5	463
Everest Re Group Ltd.	3	660
First American Financial Corp.	8	301
FNF Group	9	318
Hartford Financial Services Group Inc.	12	584
Lincoln National Corp.	10	675
Loews Corp.	7	326
Marsh & McLennan Cos. Inc.	20	1,360
MetLife Inc.	33	1,796
Old Republic International Corp.	16	333
Principal Financial Group Inc.	13	742
Progressive Corp.	23	861
Prudential Financial Inc.	16	1,682
Reinsurance Group of America Inc.	4	502
RenaissanceRe Holdings Ltd.	4	545
Torchmark Corp.	5	368
Travelers Cos. Inc.	12	1,413
Unum Group	16	727
W.R. Berkley Corp.	5	336
Willis Towers Watson PLC	5	626
XL Group Ltd.	15	564

Total Insurance		28,635

Mortgage Real Estate Investment (REITs) - 0.2%
AGNC Investment Corp.	26	485
Annaly Capital Management Inc.	94	961
Anworth Mortgage Asset Corp.	108	554
Blackstone Mortgage Trust Inc., Class A Shares	11	335
Chimera Investment Corp.	20	353

CYS Investments Inc.	41	310
Dynex Capital Inc.	105	701
Invesco Mortgage Capital Inc.	23	335
New Residential Investment Corp.	28	424
Starwood Property Trust Inc.	21	468
Two Harbors Investment Corp.	36	316

Total Mortgage Real Estate Investment (REITs)		5,242

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	63	$1,191
Bank Mutual Corp.	48	458
Beneficial Bancorp Inc.	65	1,160
BofI Holding Inc.	41	1,210	*
Capitol Federal Financial Inc.	84	1,298
Dime Community Bancshares Inc.	23	492
Essent Group Ltd.	48	1,659	*
EverBank Financial Corp.	53	1,030
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	557
Flagstar Bancorp Inc.	11	284	*
HomeStreet Inc.	12	314	*
Kearny Financial Corp.	74	1,129
LendingTree Inc.	6	671	*
Meridian Bancorp Inc.	49	924
Meta Financial Group Inc.	8	703
MGIC Investment Corp.	210	2,237	*
Nationstar Mortgage Holdings Inc.	28	508	*
New York Community Bancorp Inc.	292	4,436
NMI Holdings Inc., Class A Shares	48	518	*
Northfield Bancorp Inc.	47	848
Northwest Bancshares Inc.	65	1,110
Ocwen Financial Corp.	98	516	*
Oritani Financial Corp.	21	364
PHH Corp.	47	685	*
Provident Financial Services Inc.	41	1,085
Radian Group Inc.	121	2,226
TFS Financial Corp.	48	840
United Financial Bancorp Inc.	28	505
Walker & Dunlop Inc.	23	722	*
Washington Federal Inc.	63	2,070
Waterstone Financial Inc.	24	434
WSFS Financial Corp.	22	997

Total Thrifts & Mortgage Finance		33,181

TOTAL FINANCIALS		184,125

HEALTH CARE - 11.9%
Biotechnology - 2.1%
AbbVie Inc.	144	8,800
Alexion Pharmaceuticals Inc.	18	2,352	*
Alkermes PLC	21	1,136	*
Alnylam Pharmaceuticals Inc.	8	320	*
Amgen Inc.	65	10,184
Biogen Inc.	20	5,545	*
BioMarin Pharmaceutical Inc.	19	1,665	*
Bluebird Bio Inc.	7	522	*
Celgene Corp.	71	8,247	*
Exelixis Inc.	38	689	*
Gilead Sciences Inc.	116	8,404
Incyte Corp.	14	1,697	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ionis Pharmaceuticals Inc.	10	$445	*
Ironwood Pharmaceuticals Inc.	41	590	*
Kite Pharma Inc.	18	917	*
Ligand Pharmaceuticals Inc.	3	318	*
Neurocrine Biosciences Inc.	9	386	*
OPKO Health Inc.	34	295	*
Regeneron Pharmaceuticals Inc.	6	2,156	*
Seattle Genetics Inc.	11	663	*
Tesaro Inc.	6	977	*
Ultragenyx Pharmaceutical Inc.	7	525	*
United Therapeutics Corp.	5	818	*
Vertex Pharmaceuticals Inc.	20	1,717	*

Total Biotechnology		59,368

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	167	6,976
ABIOMED Inc.	4	425	*
Alere Inc.	7	259	*
Align Technology Inc.	6	550	*
Baxter International Inc.	49	2,348
Becton, Dickinson & Co.	22	3,900
Boston Scientific Corp.	137	3,296	*
C.R. Bard Inc.	7	1,661
Cantel Medical Corp.	5	387
Cooper Cos. Inc.	4	738
Danaher Corp.	65	5,455
DENTSPLY SIRONA Inc.	24	1,361
DexCom Inc.	7	554	*
Edwards Lifesciences Corp.	22	2,117	*
Globus Medical Inc., Class A Shares	15	395	*
Halyard Health Inc.	11	423	*
Hill-Rom Holdings Inc.	6	353
Hologic Inc.	26	1,054	*
IDEXX Laboratories Inc.	8	979	*
Insulet Corp.	13	541	*
Integra LifeSciences Holdings Corp.	8	334	*
Intuitive Surgical Inc.	4	2,771	*
LivaNova PLC	9	433	*
Masimo Corp.	7	515	*
Medtronic PLC	149	11,327
Neogen Corp.	10	660	*
NuVasive Inc.	5	354	*
NxStage Medical Inc.	14	377	*
Penumbra Inc.	5	358	*
ResMed Inc.	15	1,013
STERIS PLC	8	567
Stryker Corp.	35	4,324
Teleflex Inc.	4	671
Varex Imaging Corp.	3	92	*
Varian Medical Systems Inc.	8	621	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
West Pharmaceutical Services Inc.	6	$508
Wright Medical Group NV	16	403	*
Zimmer Biomet Holdings Inc.	19	2,248

Total Health Care Equipment & Supplies		61,348

Health Care Providers & Services - 1.0%
Aetna Inc.	17	2,016
AmerisourceBergen Corp.	10	873
Anthem Inc.	12	1,850
Brookdale Senior Living Inc.	24	359	*
Cardinal Health Inc.	17	1,274
Centene Corp.	8	506	*
CIGNA Corp.	12	1,755
DaVita Inc.	8	510	*
Envision Healthcare Corp.	10	680	*
Express Scripts Holding Co.	32	2,204	*
Genesis Healthcare Inc.	147	604	*
HCA Holdings Inc.	15	1,204	*
HealthSouth Corp.	8	311
Henry Schein Inc.	4	639	*
Humana Inc.	7	1,390
Laboratory Corporation of America Holdings	5	671	*
LifePoint Health Inc.	6	356	*
McKesson Corp.	11	1,531
Quest Diagnostics Inc.	7	643
Team Health Holdings Inc.	9	391	*
UnitedHealth Group Inc.	47	7,619
Universal Health Services Inc., Class B Shares	4	451
VCA Inc.	6	544	*
WellCare Health Plans Inc.	4	582	*

Total Health Care Providers & Services		28,963

Health Care Technology - 1.5%
Allscripts Healthcare Solutions Inc.	237	2,775	*
athenahealth Inc.	48	6,048	*
Castlight Health Inc., Class B Shares	73	226	*
Cerner Corp.	377	20,249	*
Evolent Health Inc., Class A Shares	22	400	*
HealthStream Inc.	27	620	*
HMS Holdings Corp.	109	1,980	*
Inovalon Holdings Inc., Class A Shares	74	855	*
Medidata Solutions Inc.	69	3,418	*
Omnicell Inc.	47	1,687	*
Quality Systems Inc.	66	991	*
Veeva Systems Inc., Class A Shares	113	4,783	*
Vocera Communications Inc.	31	643	*

Total Health Care Technology		44,675

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.2%
Accelerate Diagnostics Inc.	18	$377	*
Agilent Technologies Inc.	115	5,631
Albany Molecular Research Inc.	28	515	*
Bio-Rad Laboratories Inc., Class A Shares	7	1,330	*
Bio-Techne Corp.	13	1,323
Bruker Corp.	42	997
Cambrex Corp.	11	577	*
Charles River Laboratories International Inc.	25	2,020	*
Illumina Inc.	53	8,485	*
INC Research Holdings Inc., Class A Shares	25	1,325	*
Luminex Corp.	14	283	*
Mettler-Toledo International Inc.	9	3,840	*
NeoGenomics Inc.	47	379	*
PAREXEL International Corp.	16	1,134	*
PerkinElmer Inc.	37	1,968
PRA Health Sciences Inc.	12	703	*
Quintiles IMS Holdings Inc.	70	5,494	*
Thermo Fisher Scientific Inc.	143	21,792
VWR Corp.	26	674	*
Waters Corp.	29	4,108	*

Total Life Sciences Tools & Services		62,955

Pharmaceuticals - 3.0%
Allergan PLC	34	7,442	*
Bristol-Myers Squibb Co.	144	7,079
Catalent Inc.	17	455	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)
Eli Lilly & Co.	81	6,239
Endo International PLC	30	367	*
Horizon Pharma PLC	23	376	*
Jazz Pharmaceuticals PLC	5	610	*
Johnson & Johnson	239	27,067
Mallinckrodt PLC	9	439	*
Medicines Co.	11	396	*
Merck & Co. Inc.	234	14,506
Mylan NV	47	1,788	*
Nektar Therapeutics	26	315	*
Perrigo Co. PLC	11	838
Pfizer Inc.	512	16,246
Prestige Brands Holdings Inc.	6	316	*
Zoetis Inc.	36	1,978

Total Pharmaceuticals		86,457

TOTAL HEALTH CARE		343,766

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.9%
Arconic Inc.	28	$638
BE Aerospace Inc.	7	430
Boeing Co.	33	5,393
BWX Technologies Inc.	8	332
General Dynamics Corp.	14	2,535
Hexcel Corp.	11	565
Huntington Ingalls Industries Inc.	2	388
L3 Technologies Inc.	3	476
Lockheed Martin Corp.	15	3,770
Northrop Grumman Corp.	11	2,520
Orbital ATK Inc.	4	348
Raytheon Co.	16	2,307
Rockwell Collins Inc.	8	726
Spirit AeroSystems Holdings Inc., Class A Shares	11	661
Textron Inc.	19	900
TransDigm Group Inc.	3	649
United Technologies Corp.	41	4,496

Total Aerospace & Defense		27,134

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide Inc.	27	2,054
Expeditors International of Washington Inc.	34	1,771
FedEx Corp.	43	8,132
Forward Air Corp.	7	337
Hub Group Inc., Class A Shares	8	355	*
United Parcel Service Inc., Class B Shares	120	13,095
XPO Logistics Inc.	24	1,074	*

Total Air Freight & Logistics		26,818

Building Products - 1.1%
AAON Inc.	20	679
Advanced Drainage Systems Inc.	15	362
Allegion PLC	23	1,510
American Woodmark Corp.	6	427	*
AO Smith Corp.	39	1,901
Apogee Enterprises Inc.	6	343
Armstrong World Industries Inc.	19	759	*
Builders FirstSource Inc.	47	506	*
Continental Building Products Inc.	15	349	*
CSW Industrials Inc.	9	329	*
Fortune Brands Home & Security Inc.	42	2,315
Gibraltar Industries Inc.	13	571	*
Griffon Corp.	25	636
Johnson Controls International PLC	240	10,555
Lennox International Inc.	10	1,568
Masco Corp.	89	2,933
Masonite International Corp.	12	799	*
NCI Building Systems Inc.	22	352	*
Owens Corning	27	1,492

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Building Products - (continued)
Patrick Industries Inc.	8	$654	*
PGT Innovations Inc.	33	380	*
Quanex Building Products Corp.	23	454
Simpson Manufacturing Co. Inc.	17	740
Trex Co. Inc.	7	474	*
Universal Forest Products Inc.	9	915
USG Corp.	24	734	*

Total Building Products		32,737

Commercial Services & Supplies - 1.0%
ABM Industries Inc.	9	364
ACCO Brands Corp.	40	510	*
Brady Corp., Class A Shares	11	400
Brink’s Co.	7	312
Cintas Corp.	14	1,626
Clean Harbors Inc.	11	610	*
Copart Inc.	16	908	*
Deluxe Corp.	7	510
Ennis Inc.	18	304
G & K Services Inc., Class A Shares	4	384
Healthcare Services Group Inc.	9	358
Herman Miller Inc.	16	499
HNI Corp.	8	403
Interface Inc.	30	546
KAR Auction Services Inc.	24	1,093
Knoll Inc.	16	418
Matthews International Corp., Class A Shares	10	674
McGrath RentCorp	11	421
Mobile Mini Inc.	10	325
MSA Safety Inc.	6	428
Multi-Color Corp.	6	463
Pitney Bowes Inc.	28	446
Quad Graphics Inc.	13	340
Republic Services Inc.	40	2,295
Rollins Inc.	12	423
Steelcase Inc., Class A Shares	21	353
Stericycle Inc.	15	1,157	*
Team Inc.	15	504	*
Tetra Technology Inc.	10	437
UniFirst Corp.	3	384
US Ecology Inc.	7	359
Viad Corp.	9	395
Waste Connections Inc.	33	2,650
Waste Management Inc.	80	5,560
West Corp.	23	558

Total Commercial Services & Supplies		27,417

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 1.3%
AECOM	110	$4,062	*
Aegion Corp.	28	651	*
Argan Inc.	10	737
Chicago Bridge & Iron Co. NV	79	2,624
Comfort Systems USA Inc.	30	1,015
Dycom Industries Inc.	20	1,613	*
EMCOR Group Inc.	42	2,927
Fluor Corp.	98	5,439
Granite Construction Inc.	30	1,684
Jacobs Engineering Group Inc.	85	4,977	*
KBR Inc.	113	1,922
MasTec Inc.	51	1,900	*
MYR Group Inc.	17	654	*
Primoris Services Corp.	28	695
Quanta Services Inc.	103	3,697	*
Tutor Perini Corp.	30	894	*
Valmont Industries Inc.	15	2,160

Total Construction & Engineering		37,651

Electrical Equipment - 1.3%
Acuity Brands Inc.	11	2,279
AMETEK Inc.	60	3,066
AZZ Inc.	7	417
Babcock & Wilcox Enterprises Inc.	24	399	*
Eaton Corp. PLC	124	8,777
Emerson Electric Co.	174	10,207
Encore Wire Corp.	13	549
EnerSys	11	857
Generac Holdings Inc.	17	684	*
General Cable Corp.	29	589
Hubbell Inc.	15	1,831
Regal Beloit Corp.	10	726
Rockwell Automation Inc.	35	5,180
Sensata Technologies Holding NV	46	1,930	*
Thermon Group Holdings Inc.	18	374	*

Total Electrical Equipment		37,865

Industrial Conglomerates - 1.0%
3M Co.	35	6,119
Carlisle Cos. Inc.	3	328
General Electric Co.	519	15,414
Honeywell International Inc.	38	4,496
Roper Technologies Inc.	6	1,151

Total Industrial Conglomerates		27,508

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Machinery - 1.3%
AGCO Corp.	6	$377
Allison Transmission Holdings Inc.	12	420
Barnes Group Inc.	6	289
Caterpillar Inc.	47	4,496
CLARCOR Inc.	6	497
Colfax Corp.	12	468	*
Crane Co.	6	432
Cummins Inc.	12	1,764
Deere & Co.	25	2,676
Donaldson Co. Inc.	10	422
Dover Corp.	13	1,011
ESCO Technologies Inc.	8	466
Flowserve Corp.	11	541
Fortive Corp.	18	995
Graco Inc.	5	448
IDEX Corp.	6	541
Illinois Tool Works Inc.	29	3,689
Ingersoll-Rand PLC	24	1,904
ITT Inc.	14	572
John Bean Technologies Corp.	6	518
Kennametal Inc.	16	572
Lincoln Electric Holdings Inc.	5	417
Manitowoc Foodservice Inc.	20	384	*
Middleby Corp.	5	671	*
Nordson Corp.	5	568
Oshkosh Corp.	7	487
PACCAR Inc.	31	2,087
Parker Hannifin Corp.	12	1,765
Pentair PLC	16	938
RBC Bearings Inc.	4	370	*
Rexnord Corp.	17	375	*
Snap-on Inc.	5	908
Standex International Corp.	4	349
Stanley Black & Decker Inc.	14	1,736
Terex Corp.	16	509
Timken Co.	10	444
Toro Co.	8	471
Trinity Industries Inc.	10	275
WABCO Holdings Inc.	5	545	*
Wabtec Corp.	9	780
Watts Water Technologies Inc., Class A Shares	6	396
Woodward Inc.	6	418
Xylem Inc.	15	740

Total Machinery		38,731

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Professional Services - 1.1%
Advisory Board Co.	17	$774	*
CBIZ Inc.	30	393	*
CEB Inc.	11	841
Dun & Bradstreet Corp.	10	1,226
Equifax Inc.	33	3,870
Exponent Inc.	6	348
FTI Consulting Inc.	13	548	*
ICF International Inc.	8	416	*
IHS Markit Ltd.	103	4,063	*
Insperity Inc.	6	429
Kelly Services Inc., Class A Shares	19	425
Kforce Inc.	21	483
Korn/Ferry International	20	581
Manpowergroup Inc.	18	1,718
Navigant Consulting Inc.	18	445	*
Nielsen Holdings PLC	101	4,132
On Assignment Inc.	15	679	*
Resources Connection Inc.	33	551
Robert Half International Inc.	38	1,788
RPX Corp.	48	521	*
TransUnion	18	568	*
TriNet Group Inc.	18	458	*
TrueBlue Inc.	21	520	*
Verisk Analytics Inc.	45	3,719	*
WageWorks Inc.	11	794	*

Total Professional Services		30,290

Road & Rail - 1.4%
AMERCO	2	753
Avis Budget Group Inc.	18	670	*
CSX Corp.	167	7,747
Genesee & Wyoming Inc., Class A Shares	10	754	*
Heartland Express Inc.	17	350
Hertz Global Holdings Inc.	13	273	*
J.B. Hunt Transport Services Inc.	17	1,684
Kansas City Southern	17	1,461
Knight Transportation Inc.	11	367
Landstar System Inc.	7	592
Norfolk Southern Corp.	52	6,108
Old Dominion Freight Line Inc.	11	971	*
Ryder System Inc.	9	699
Swift Transportation Co.	22	502	*
Union Pacific Corp.	145	15,454
Werner Enterprises Inc.	13	365

Total Road & Rail		38,750

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.4%
Air Lease Corp.	47	$1,710
Aircastle Ltd.	32	714
Applied Industrial Technologies Inc.	18	1,088
Beacon Roofing Supply Inc.	24	1,050	*
BMC Stock Holdings Inc.	27	505	*
Fastenal Co.	136	6,757
GATX Corp.	20	1,156
HD Supply Holdings Inc.	98	4,145	*
Herc Holdings Inc.	9	447	*
Kaman Corp.	14	707
MRC Global Inc.	52	1,069	*
MSC Industrial Direct Co. Inc., Class A Shares	23	2,349
NOW Inc.	54	1,148	*
Rush Enterprises Inc., Class A Shares	16	524	*
Titan Machinery Inc.	34	470	*
Triton International Ltd.	35	852
United Rentals Inc.	40	5,060	*
Univar Inc.	45	1,342	*
Veritiv Corp.	10	561	*
W. W. Grainger Inc.	25	6,314
Watsco Inc.	12	1,833
WESCO International Inc.	21	1,485	*

Total Trading Companies & Distributors		41,286

TOTAL INDUSTRIALS		366,187

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.1%
Arista Networks Inc.	5	470	*
ARRIS International PLC	21	600	*
Brocade Communications Systems Inc.	53	661
Ciena Corp.	21	511	*
Cisco Systems Inc.	553	16,988
CommScope Holding Co. Inc.	17	643	*
EchoStar Corp., Class A Shares	12	611	*
F5 Networks Inc.	8	1,072	*
Finisar Corp.	18	532	*
Harris Corp.	14	1,438
Infinera Corp.	34	306	*
InterDigital Inc.	7	654
Juniper Networks Inc.	34	911
Motorola Solutions Inc.	18	1,453
NETGEAR Inc.	7	398	*
NetScout Systems Inc.	17	566	*
Palo Alto Networks Inc.	10	1,476	*
Plantronics Inc.	7	396
ViaSat Inc.	5	325	*
Viavi Solutions Inc.	54	483	*

Total Communications Equipment		30,494

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A Shares	45	$3,037
Anixter International Inc.	7	598	*
Arrow Electronics Inc.	13	956	*
Avnet Inc.	21	975
Badger Meter Inc.	10	386
Belden Inc.	6	459
Benchmark Electronics Inc.	14	428	*
CDW Corp.	22	1,133
Cognex Corp.	10	676
Coherent Inc.	4	631	*
Corning Inc.	164	4,344
Dolby Laboratories Inc., Class A Shares	9	431
Fabrinet	9	379	*
Flex Ltd.	84	1,316	*
FLIR Systems Inc.	16	565
II-VI Inc.	20	730	*
IPG Photonics Corp.	7	805	*
Itron Inc.	8	494	*
Jabil Circuit Inc.	20	480
Keysight Technologies Inc.	26	964	*
Knowles Corp.	30	541	*
Littelfuse Inc.	3	473
Methode Electronics Inc.	11	463
National Instruments Corp.	21	660
OSI Systems Inc.	5	373	*
Plexus Corp.	8	434	*
Rogers Corp.	5	400	*
Sanmina Corp.	14	545	*
ScanSource Inc.	9	356	*
SYNNEX Corp.	3	361
TE Connectivity Ltd.	54	4,015
Tech Data Corp.	4	342	*
Trimble Inc.	37	1,096	*
Universal Display Corp.	6	396	*
VeriFone Systems Inc.	19	345	*
Vishay Intertechnology Inc.	25	415
Zebra Technologies Corp., Class A Shares	6	502	*

Total Electronic Equipment, Instruments & Components		31,504

Internet Software & Services - 2.1%
Akamai Technologies Inc.	12	823	*
Alphabet Inc., Class A Shares	19	15,584	*
Alphabet Inc., Class C Shares	20	15,936	*
Cimpress NV	4	338	*
CoStar Group Inc.	3	606	*
eBay Inc.	72	2,292	*
Facebook Inc., Class A Shares	151	19,678	*
IAC/InterActiveCorp	7	482	*
j2 Global Inc.	6	503
MercadoLibre Inc.	3	556

Pandora Media Inc.	23	299	*
Twitter Inc.	38	669	*
VeriSign Inc.	6	481	*
WebMD Health Corp.	6	299	*
Yahoo! Inc.	59	2,600	*
Zillow Group Inc., Class C Shares	12	425	*

Total Internet Software & Services		61,571

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
IT Services - 0.9%
Accenture PLC, Class A Shares	20	$2,277
Alliance Data Systems Corp.	2	457
Automatic Data Processing Inc.	14	1,414
Broadridge Financial Solutions Inc.	5	333
Cognizant Technology Solutions Corp., Class A Shares	20	1,052	*
Computer Sciences Corp.	7	435
Conduent Inc.	9	135	*
Fidelity National Information Services Inc.	10	794
Fiserv Inc.	7	752	*
FleetCor Technologies Inc.	4	590	*
Global Payments Inc.	5	386
International Business Machines Corp.	30	5,236
Jack Henry & Associates Inc.	4	359
MasterCard Inc., Class A Shares	32	3,403
Paychex Inc.	8	482
PayPal Holdings Inc.	35	1,392	*
Sabre Corp.	18	441
Total System Services Inc.	6	304
Vantiv Inc., Class A Shares	6	374	*
Visa Inc., Class A Shares	65	5,376
Western Union Co.	17	333

Total IT Services		26,325

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices Inc.	37	384	*
Analog Devices Inc.	17	1,274
Applied Materials Inc.	41	1,404
Broadcom Ltd.	18	3,591
Cypress Semiconductor Corp.	30	354
Intel Corp.	194	7,143
KLA-Tencor Corp.	6	511
Lam Research Corp.	6	689
Linear Technology Corp.	9	568
Marvell Technology Group Ltd.	35	520
Maxim Integrated Products Inc.	10	445
Microchip Technology Inc.	8	539
Micron Technology Inc.	39	940	*
NVIDIA Corp.	21	2,293
ON Semiconductor Corp.	43	573	*
Qorvo Inc.	6	385	*
QUALCOMM Inc.	61	3,259
Skyworks Solutions Inc.	9	826
Teradyne Inc.	24	681
Texas Instruments Inc.	49	3,702
Xilinx Inc.	10	582

Total Semiconductors & Semiconductor Equipment		30,663

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Software - 1.0%
Activision Blizzard Inc.	18	$724
Adobe Systems Inc.	15	1,701	*
ANSYS Inc.	4	373	*
Autodesk Inc.	7	570	*
CA Inc.	9	282
Cadence Design Systems Inc.	14	365	*
CDK Global Inc.	6	375
Citrix Systems Inc.	4	365	*
Dell Technologies Inc., Class V Shares	13	819	*
Electronic Arts Inc.	10	834	*
Fortinet Inc.	13	432	*
Intuit Inc.	7	830
Microsoft Corp.	222	14,352
Oracle Corp.	93	3,730
Salesforce.com Inc.	19	1,503	*
ServiceNow Inc.	5	453	*
Splunk Inc.	7	405	*
SS&C Technologies Holdings Inc.	10	321
Symantec Corp.	15	413
Synopsys Inc.	6	377	*
Tyler Technologies Inc.	2	292	*

Total Software		29,516

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	531	64,437
Hewlett Packard Enterprise Co.	168	3,810
HP Inc.	161	2,423
NCR Corp.	12	516	*
NetApp Inc.	26	996
Seagate Technology PLC	29	1,309
Western Digital Corp.	27	2,153
Xerox Corp.	47	326

Total Technology Hardware, Storage & Peripherals		75,970

TOTAL INFORMATION TECHNOLOGY		286,043

MATERIALS - 4.7%
Chemicals - 1.3%
Air Products & Chemicals Inc.	15	2,096
Albemarle Corp.	7	649
Ashland Global Holdings Inc.	4	476
Axalta Coating Systems Ltd.	11	319	*
Cabot Corp.	7	388
Celanese Corp., Series A Shares	9	760
CF Industries Holdings Inc.	15	529
Dow Chemical Co.	80	4,770
E.I. du Pont de Nemours & Co.	62	4,681
Eastman Chemical Co.	9	698
Ecolab Inc.	18	2,162
FMC Corp.	9	542
H.B. Fuller Co.	8	395

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Chemicals - (continued)
Huntsman Corp.	28	$571
Ingevity Corp.	9	500	*
International Flavors & Fragrances Inc.	5	586
LyondellBasell Industries NV, Class A Shares	28	2,612
Minerals Technologies Inc.	5	401
Monsanto Co.	32	3,466
Mosaic Co.	20	627
NewMarket Corp.	1	431
Olin Corp.	16	419
PolyOne Corp.	10	341
PPG Industries Inc.	19	1,900
Praxair Inc.	20	2,369
RPM International Inc.	8	418
Scotts Miracle-Gro Co., Class A Shares	5	460
Sensient Technologies Corp.	5	384
Sherwin-Williams Co.	6	1,823
Valspar Corp.	5	553

Total Chemicals		36,326

Construction Materials - 1.0%
Eagle Materials Inc.	36	3,765
Headwaters Inc.	56	1,298	*
Martin Marietta Materials Inc.	43	9,873
Summit Materials Inc., Class A Shares	72	1,807	*
US Concrete Inc.	11	720	*
Vulcan Materials Co.	94	12,063

Total Construction Materials		29,526

Containers & Packaging - 1.1%
AptarGroup Inc.	18	1,313
Avery Dennison Corp.	25	1,825
Ball Corp.	42	3,203
Bemis Co. Inc.	23	1,121
Berry Plastics Group Inc.	35	1,786	*
Crown Holdings Inc.	37	2,004	*
Graphic Packaging Holding Co.	79	988
Greif Inc., Class A Shares	10	576
International Paper Co.	106	6,000
Myers Industrials Inc.	22	304
Owens-Illinois Inc.	36	680	*
Packaging Corp. of America	26	2,397
Sealed Air Corp.	55	2,667
Silgan Holdings Inc.	10	585
Sonoco Products Co.	29	1,594
WestRock Co.	70	3,735

Total Containers & Packaging		30,778

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - 1.3%
AK Steel Holding Corp.	68	$549	*
Alcoa Corp.	49	1,786
Allegheny Technologies Inc.	48	1,043
Carpenter Technology Corp.	21	840
Cliffs Natural Resources Inc.	91	798	*
Coeur Mining Inc.	49	571	*
Commercial Metals Co.	29	592
Compass Minerals International Inc.	14	1,170
Freeport-McMoRan Inc.	401	6,677	*
Hecla Mining Co.	80	515
Kaiser Aluminum Corp.	7	549
Materion Corp.	9	354
Newmont Mining Corp.	182	6,603
Nucor Corp.	100	5,809
Reliance Steel & Aluminum Co.	21	1,673
Royal Gold Inc.	23	1,660
Schnitzer Steel Industries Inc., Class A Shares	21	497
Steel Dynamics Inc.	77	2,603
Stillwater Mining Co.	53	901	*
SunCoke Energy Inc.	46	406	*
United States Steel Corp.	48	1,570
Worthington Industries Inc.	12	574

Total Metals & Mining		37,740

TOTAL MATERIALS		134,370

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities Inc.	5	554
American Campus Communities Inc.	9	438
American Homes 4 Rent, Class A Shares	17	379
American Tower Corp.	39	4,036
Apartment Investment and Management Co., Class A Shares	12	529
Apple Hospitality REIT Inc.	16	320
AvalonBay Communities Inc.	12	2,080
Boston Properties Inc.	13	1,702
Brandywine Realty Trust	23	370
Brixmor Property Group Inc.	14	338
Camden Property Trust	7	585
Chesapeake Lodging Trust	12	307
Communications Sales & Leasing Inc.	14	368	*
CoreCivic Inc.	21	610
Coresite Realty Corp.	5	431
Corporate Office Properties Trust	12	382
Cousins Properties Inc.	62	527
Crown Castle International Corp.	30	2,635
CubeSmart	15	377
CyrusOne Inc.	8	385
DCT Industrial Trust Inc.	8	358
DDR Corp.	27	410
DiamondRock Hospitality Co.	51	575

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Digital Realty Trust Inc.	12	$1,292
Douglas Emmett Inc.	11	416
Duke Realty Corp.	30	730
DuPont Fabros Technology Inc.	10	475
EastGroup Properties Inc.	5	354
Education Realty Trust Inc.	7	281
Empire State Realty Trust Inc., Class A Shares	17	348
EPR Properties	5	370
Equinix Inc.	6	2,310
Equity Commonwealth	11	339	*
Equity Lifestyle Properties Inc.	6	444
Equity One Inc.	10	312
Equity Residential	30	1,823
Essex Property Trust Inc.	6	1,346
Extra Space Storage Inc.	10	720
Federal Realty Investment Trust	7	983
FelCor Lodging Trust Inc.	106	816
First Industrial Realty Trust Inc.	13	336
Forest City Realty Trust Inc., Class A Shares	24	543
Gaming and Leisure Properties Inc.	19	601
GEO Group Inc.	12	498
GGP Inc.	52	1,292
Government Properties Income Trust	19	366
Gramercy Property Trust	13	342
HCP Inc.	40	1,213
Healthcare Realty Trust Inc.	10	302
Highwoods Properties Inc.	7	360
Hospitality Properties Trust	11	342
Host Hotels & Resorts Inc.	69	1,247
Hudson Pacific Properties Inc.	10	354
Iron Mountain Inc.	18	644
Kilroy Realty Corp.	8	599
Kimco Realty Corp.	36	896
Lamar Advertising Co., Class A Shares	8	604
LaSalle Hotel Properties	20	603
Lexington Realty Trust	37	397
Liberty Property Trust	13	499
Macerich Co.	12	824
Mack-Cali Realty Corp.	13	364
Mid-America Apartment Communities Inc.	9	855
Monogram Residential Trust Inc.	31	315
National Health Investors Inc.	5	370
National Retail Properties Inc.	11	480
New Senior Investment Group Inc.	48	480
OMEGA Healthcare Investors Inc.	16	513
Outfront Media Inc.	15	411
Paramount Group Inc.	24	401
Park Hotels & Resorts Inc.	7	190
Pebblebrook Hotel Trust	11	329
Physicians Realty Trust	17	315
Piedmont Office Realty Trust Inc., Class A Shares	16	348

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Potlatch Corp.	10	$412
Prologis Inc.	48	2,345
PS Business Parks Inc.	3	336
Public Storage	14	3,010
QTS Realty Trust Inc., Class A Shares	6	302
RAIT Financial Trust	365	1,263
Ramco-Gershenson Properties Trust	18	293
Rayonier Inc.	12	335
Realty Income Corp.	21	1,252
Regency Centers Corp.	8	558
Retail Opportunity Investments Corp.	16	339
Retail Properties of America Inc., Class A Shares	20	299
Rexford Industrial Realty Inc.	18	409
RLJ Lodging Trust	22	511
Sabra Health Care REIT Inc.	15	381
SBA Communications Corp.	27	2,842	*
Select Income REIT	13	325
Senior Housing Properties Trust	21	400
Simon Property Group Inc.	28	5,146
SL Green Realty Corp.	8	872
Spirit Realty Capital Inc.	42	442
STAG Industrial Inc.	14	324
Summit Hotel Properties Inc.	25	396
Sun Communities Inc.	4	315
Sunstone Hotel Investors Inc.	24	353
Taubman Centers Inc.	5	354
Terreno Realty Corp.	13	353
UDR Inc.	23	804
Urban Edge Properties	11	308
Ventas Inc.	29	1,788
VEREIT Inc.	86	734
Vornado Realty Trust	15	1,595
Washington Real Estate Investment Trust	11	346
Weingarten Realty Investors	10	356
Welltower Inc.	32	2,122
Weyerhaeuser Co.	71	2,224
WP Carey Inc.	8	495
Xenia Hotels & Resorts Inc.	18	330

TOTAL REAL ESTATE		85,557

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T Inc.	1,415	59,656
CenturyLink Inc.	123	3,181
Cincinnati Bell Inc.	16	367	*
Cogent Communications Holdings Inc.	11	460
Consolidated Communications Holdings Inc.	12	316
Frontier Communications Corp.	248	865
Globalstar Inc.	234	370	*
Iridium Communications Inc.	47	475	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Level 3 Communications Inc.	68	$4,043	*
ORBCOMM Inc.	40	327	*
Verizon Communications Inc.	938	45,971
Vonage Holdings Corp.	51	362	*
Windstream Holdings Inc.	46	372
Zayo Group Holdings Inc.	37	1,182	*

TOTAL TELECOMMUNICATION SERVICES		117,947

UTILITIES - 8.2%
Electric Utilities - 3.2%
ALLETE Inc.	11	719
Alliant Energy Corp.	52	1,958
American Electric Power Co. Inc.	108	6,918
Duke Energy Corp.	150	11,781
Edison International	67	4,883
El Paso Electric Co.	10	459
Entergy Corp.	39	2,794
Eversource Energy	67	3,706
Exelon Corp.	204	7,319
FirstEnergy Corp.	94	2,850
Great Plains Energy Inc.	36	992
Hawaiian Electric Industries Inc.	26	870
IDACORP Inc.	12	960
MGE Energy Inc.	9	573
NextEra Energy Inc.	100	12,372
OGE Energy Corp.	48	1,610
Otter Tail Corp.	13	492
PG&E Corp.	112	6,932
Pinnacle West Capital Corp.	22	1,708
PNM Resources Inc.	20	688
Portland General Electric Co.	21	916
PPL Corp.	140	4,878
Southern Co.	213	10,529
Westar Energy Inc.	28	1,531
Xcel Energy Inc.	106	4,380

Total Electric Utilities		92,818

Gas Utilities - 1.8%
Atmos Energy Corp.	124	9,446
Chesapeake Utilities Corp.	21	1,373
National Fuel Gas Co.	93	5,222
New Jersey Resources Corp.	105	3,959
Northwest Natural Gas Co.	34	2,003
ONE Gas Inc.	64	4,136
South Jersey Industries Inc.	113	3,729
Southwest Gas Holdings Inc.	57	4,592
Spire Inc.	54	3,510
UGI Corp.	210	9,738
WGL Holdings Inc.	61	4,998

Total Gas Utilities		52,706

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 3.2%
Ameren Corp.		96	$5,054
Avista Corp.		23	889
Black Hills Corp.		19	1,188
CenterPoint Energy Inc.		176	4,613
CMS Energy Corp.		112	4,771
Consolidated Edison Inc.		119	8,848
Dominion Resources Inc.		257	19,604
DTE Energy Co.		71	7,003
MDU Resources Group Inc.		68	1,996
NiSource Inc.		131	2,931
NorthWestern Corp.		17	971
Public Service Enterprise Group Inc.		201	8,894
SCANA Corp.		54	3,710
Sempra Energy		96	9,829
Unitil Corp.		13	595
Vectren Corp.		30	1,647
WEC Energy Group Inc.		132	7,795

Total Multi-Utilities			90,338

TOTAL UTILITIES			235,862

TOTAL COMMON STOCKS (Cost - $2,586,114)			2,862,791

INVESTMENTS IN UNDERLYING FUNDS - 0.4%
Schwab U.S. Broad Market ETF (Cost - $11,010)		200	11,042

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,597,124)			2,873,833

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,046)	0.461%	4,046	4,046

TOTAL INVESTMENTS - 99.9% (Cost - $2,601,170#)			2,877,879
Other Assets in Excess of Liabilities - 0.1%			2,366

TOTAL NET ASSETS - 100.0%			$2,880,245

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$343,766	—	$0	*	$343,766
Other Common Stocks	2,519,025	—	—		2,519,025
Investments in Underlying Funds	11,042	—	—		11,042

Total Long-Term Investments	$2,873,833	—	$0	*	$2,873,833

Short-Term Investments†	4,046	—	—		4,046

Total Investments	$2,877,879	—	$0	*	$2,877,879

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$352,061
Gross unrealized depreciation	(75,352)

Net unrealized appreciation	$276,709

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017